INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at December 31, 2013, and the investments in direct financing and sales-type leases as at December 31, 2012:

(in thousands of $)	2013	2012
Total minimum lease payments to be received	1,490,111	1,955,514
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(432,463)	(538,890)
Net minimum lease payments receivable	1,057,648	1,416,624
Estimated residual values of leased property (un-guaranteed)	278,152	328,865
Less: unearned income	(318,910)	(435,047)
	1,016,890	1,310,442
Less: deferred deemed equity contribution	(106,377)	(151,454)
Less: unamortized gains	(7,105)	(15,129)
Total investment in direct financing and sales-type leases	903,408	1,143,859
Current portion	45,148	56,870
Long-term portion	858,260	1,086,989
	903,408	1,143,859

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2013, are as follows:

(in thousands of $) Year ending December 31
2014	139,769
2015	136,568
2016	181,743
2017	180,735
2018	174,040
Thereafter	677,256
Total minimum lease revenues	1,490,111